Average Annual Total Returns (Strategic Income Opportunities Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Since Inception	5.37%
Date of Inception	May 03, 2004
Series I, Strategic Income Opportunities Trust
Average Annual Return:
One Year	15.89%
Five Year	8.14%
Since Inception	7.76%
Date of Inception	May 03, 2004
Series II, Strategic Income Opportunities Trust
Average Annual Return:
One Year	15.61%
Five Year	7.89%
Since Inception	7.53%
Date of Inception	May 03, 2004
Series NAV, Strategic Income Opportunities Trust
Average Annual Return:
One Year	15.90%
Five Year	8.17%
Since Inception	7.79%
Date of Inception	Apr. 29, 2005